Investment Strategy	Apr. 30, 2026
Defiance Quantum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BlueStar® Quantum Computing and Machine Learning Index
The Index consists of a modified equal-weighted portfolio of the stock of companies that derive at least 50% of their annual revenue or operating activity from the development of quantum computing and machine learning technology. “Quantum computing” refers to hardware and software designed to take advantage of extremely fast computers that leverage the field of quantum mechanics, a branch of physics dealing with particles and the complexities in which they naturally behave. Such technologies include research and development of quantum computers; use of quantum computing for applied sciences or communications; development of technology-enabled interactions between quantum and traditional computers; development of advanced hardware and/or software used in machine learning; production of specialized machinery used in advanced semiconductor and integrated circuit packaging; or the production and/or processing of raw materials used in quantum computing. The companies included in the Index are screened semi-annually from the universe of globally-listed stocks (including in emerging markets) by BlueStar Global Investors, LLC (“BlueStar” or the “Index Provider”) based primarily on descriptions of a company’s primary business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, and industry-specific trade publications. Companies identified by BlueStar’s screening process are then screened for investibility, including a minimum market capitalization of (i) US$150 million for companies that derive at least 50% of their annual revenue or operating activity from machine learning-related products or activities and (ii) US$100 million for companies that derive at least 50% of their annual revenue or operating activity from quantum computing-related products or activities.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of June and December each year based on data as of the Tuesday before the second Friday of June and December each year. However, new initial public offerings (“IPOs”) that meet the Index’s eligibility requirements may be added on a “fast-entry basis” in between reconstitution dates. In addition to the semi-annual reconstitutions in June and December, new IPOs are reviewed for fast-entry addition in March and September, and may be added after the close of business on the third Friday of March and September. Fast-entry additions are added at an equal weight with the weight reduced from existing components proportionally. Index constituents will be removed from the Index at the time of a reconstitution if they fail to meet the eligibility requirements.
In determining the companies included in the Index at the time of each rebalance and reconstitution of the Index, the largest eligible companies by market capitalization are included until 98.5% of the market capitalization of such eligible companies is included in the Index, plus any companies already included in the Index whose market capitalization falls between the largest and smallest market capitalizations of the eligible companies. If such rules result in fewer than 70 Index components, the largest remaining eligible companies are selected until the number of components reaches 70.
As of March 31, 2026, the Index had 82 constituents, 20 of which were listed on a non-U.S. exchange. At the time of each rebalance and reconstitution of the Index, each constituent is equally-weighted, subject to a downward adjustment for securities trading below certain liquidity thresholds. Additionally, the weight of each Index component may rise and/or fall between Index rebalance dates.
The Index was established in 2018 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index was concentrated in the semiconductors industry and had significant exposure to other information technology sector industries, including the software industry group.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index was concentrated in the semiconductors industry and had significant exposure to other information technology sector industries, including the software industry group.
Defiance Connective Technologies ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BlueStar® Connective Technologies Index
The Index is a thematic index that tracks the performance of Connective Technology Companies and Satellite Communications and Space Industry Companies, each defined below, as determined by MarketVector Indexes Gmb (“MarketVector” or the “Index Provider”).
Connective Technology Companies are comprised of U.S.-listed companies that offer hardware, software, or services related to the rollout of 5G or 6G networks or other connective technologies. Connective Technology Companies include companies whose business activity, products, or services meet the technical standards for, are used in the development of, or are otherwise instrumental in the rollout of 5G or 6G networks and other connective technologies, and derive at least 50% of their revenue from the following technologies:
•core carrier grade networking equipment including cellular antennas, routers, related semi-conductor devices,
•mobile network operators (“MNOs”),
•enhanced mobile broadband chips and smart phone manufacturers,
•new radio technology, wireless network test and optimization equipment, cloud computing equipment,
•software defined networking or network functions virtualization, including network and cloud analytics and monitoring platforms, and/or
•cell tower or data center real estate investment trusts (“REITs”) and operators.
Satellite Communications and Space Industry Companies are companies whose business activity, products, or services meet the technical standards for, are used in the development of, or are otherwise instrumental in satellite communications and the space industry, and derive at least 50% of their revenue from the following technologies:
•space exploration (including design of commercial spacecrafts, space tourism, scientific research, or delivery of equipment or cargo to space),
•rockets and propulsion systems (including products and services directly related to space vehicle systems or equipment, space payload, other materials and equipment used to build spacecrafts or other vehicles used in space),
•satellite equipment and communication solutions (including systems or software for satellite-based communication), and/or
•other satellite equipment (including satellite equipment, systems or software for areas such as research, earth observation, space imaging or global positioning systems).
Securities included in the Index must be listed on a U.S. exchange. With respect to securities that are not already Index constituents, to be eligible for inclusion in the Index, such securities must have: (i) a free-float of at least 10%, (ii) full market capitalization exceeding $150 million, (iii) a three-month average daily trading volume of at least $1 million at the current quarter and at the previous two quarters, and (iv) at least 250,000 shares traded per month over the last six months at the current quarter and at the previous two quarters. With respect to securities that are already Index constituents, to remain eligible for inclusion in the Index, such securities must have: (i) a free float of at least 5%, (ii) a full market capitalization exceeding $75 million, and (iii) a three-month average daily trading volume of at least $200,000 for at least two of the latest three quarters, among other trading volume criteria. The Index will primarily consist of common stocks and securities with similar characteristics, including initial public offerings (“IPOs”), and will exclude limited partnerships. Only the three largest investable REITs and the three largest investable MNOs are included in the Index’s eligible universe.
At the time of each semi-annual Index rebalance and reconstitution, each of the Connective Technology Companies and Satellite Communications and Space Industry Companies in the eligible universe is ranked by its free-float market capitalization. The Index targets at least 50 constituents, with at least 40 constituents from Connective Technology Companies and 10 from Satellite Communications and Space Industry Companies.
Connective Technology Companies. The 40 largest members of the eligible universe based on float-adjusted market capitalization are selected for inclusion in the Index. In addition, any existing Index constituents ranked between 41 and 60 will remain in the Index.
Satellite Communications and Space Industry Companies. The 10 largest members of the eligible universe based on float-adjusted market capitalization are selected for inclusion in the Index. In addition, any existing Index constituents ranked between 11 and 20 will remain in the Index.
The Index will be weighted according to a tiered, modified float-adjusted market cap weighting strategy. The maximum weight for any single Index constituent is the lesser of (i) 5% (1.5% for REITs and MNOs), or (ii) the security’s three-month average daily trading volume in U.S. dollars divided by $200 million. The Index is separated into two tiers and weighted as follows: Connective Technology Companies (80%) and Satellite Communications and Space Industry Companies (20%). At the Index rebalance, if a security’s weight exceeds the maximum weight, its weight will be reduced to the maximum weight and the excess weight will be redistributed among all other uncapped Index constituents equally. This process is repeated until no security has a weight exceeding the respective maximum weight. To reduce turnover, existing Index constituents will not be removed from the Index solely for not meeting the minimum market capitalization or liquidity criteria unless they do not meet such requirements for two consecutive reconstitutions.
The Index is rebalanced and reconstituted semi-annually in March and September. IPOs that meet the Index’s eligibility requirements may be added on a “fast-track addition” basis in between reconstitution dates.
The Index was established in 2018 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in Connective Technology Companies, as defined above. In addition, under normal circumstances, up to 20% of the Fund’s net assets may be invested in Satellite Communications and Space Industry Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not constituents of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
As of March 31, 2026, the Index, and consequently the Fund, had significant exposure to companies in the information technology and communication services sectors.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index, and consequently the Fund, was concentrated in the communication equipment industry, satellite communications and space industry, and semiconductors industry.
Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in Connective Technology Companies, as defined above. In addition, under normal circumstances, up to 20% of the Fund’s net assets may be invested in Satellite Communications and Space Industry Companies.The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not constituents of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).As of March 31, 2026, the Index, and consequently the Fund, had significant exposure to companies in the information technology and communication services sectors. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of March 31, 2026, the Index, and consequently the Fund, was concentrated in the communication equipment industry, satellite communications and space industry, and semiconductors industry.
Defiance Drone and Modern Warfare ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BITA Drone & Modern Warfare Select Index
The Index seeks to track the performance of companies that are publicly traded on recognized global exchanges in developed markets and generate significant revenue from the drone and modern warfare industry. Each Index constituent must derive at least 50% of its total revenue, from one or a combination of the following advanced capability areas within the drone and modern warfare industry: military and commercial drones; unmanned aerial systems; artificial intelligence (“AI”)-driven warfare and military information technology; unmanned surface, ground, and underwater systems; electronic and communication warfare solutions; intelligence, surveillance, reconnaissance (“ISR”); space and defense infrastructure, military satellites and missile solutions; military cybersecurity; military robotics; and electric vertical take-off and landing (eVTOL) aircraft and related advanced air mobility solutions (each, a “Drone and Modern Warfare Company”). The companies included in the Index are screened semi-annually from the universe of globally-listed stocks by BITA GmbH (“BITA” or the “Index Provider”). Companies identified by BITA’s screening process are then screened for investibility, including a minimum market capitalization of US $100 million and minimum liquidity thresholds.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of March and September each year based on data as of the close of business of the first Friday of the rebalancing month. However, between semi-annual rebalances, the Index Provider may, in accordance with the Index methodology, i) add, as Index constituents, initial public offerings (“IPOs”) or companies pivoting to drone and modern warfare technology that meet the definition of a Drone and Modern Warfare Company; and/or ii) substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by the Index Provider (e.g., a company files a shareholder report with the SEC that reflects at least 50% of the company’s revenue derives from advanced capability areas within the drone and modern warfare industry). In such cases, the Index Provider will announce the extraordinary Index adjustment with a notice period of at least two trading days (with respect to the affected constituent) and proceed to its implementation after the close of business on the effective date specified in the announcement.
At the time of each rebalance and reconstitution of the Index, each Drone and Modern Warfare Company is weighted according to its liquidity-momentum factor, which is determined by dividing each Company’s 3-month average daily traded value by its market capitalization. After applying minimum liquidity thresholds, the Index caps the weight of any single Drone and Modern Warfare Company at 10%. The Index further limits the cumulative weight of all Index constituents individually representing more than 5% of the Index to 45% of the total Index weight. If a stock exceeds the maximum weight, then the weight will be reduced to the maximum weight and the excess weight shall be redistributed proportionally across all other index constituents. This process is repeated until no stocks have weights exceeding the respective maximum weight.
The Index was established in 2025 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Index’s total return performance reflects the price movement of Index constituents, reinvestments of cash, and special dividend distributions, but does not reflect deductions due to taxes.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Drone and Modern Warfare Companies (as defined above).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the aerospace and defense industry and have significant exposure to the industrials sector.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the aerospace and defense industry and have significant exposure to the industrials sector.